LOAN PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 08, 2021	Mar. 01, 2019
Short-Term Debt [Line Items]
Paid of loan balance	$ 125,000	$ 35,244
First Nine Months [Member]
Short-Term Debt [Line Items]
Paid of loan balance	1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Paid of loan balance	2,000
Nine through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Paid of loan balance	5,000
24th Month [Member]
Short-Term Debt [Line Items]
Paid of loan balance	180,224
Months Fourteen and Twenty [Member]
Short-Term Debt [Line Items]
Paid of loan balance	5,000
Notre Dame [Member]
Short-Term Debt [Line Items]
Repayment of debt	115,244
Notre Dame [Member] | One through Thirteen Months [Member]
Short-Term Debt [Line Items]
Paid of loan balance	5,000
Notre Dame [Member] | First Installment [Member]
Short-Term Debt [Line Items]
Repayment of debt	57,622
Notre Dame [Member] | Second Installment [Member]
Short-Term Debt [Line Items]
Repayment of debt	$ 57,622
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Loans Payable				$ 265,244
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Term loan				24 months
Repayment of debt			$ 180,244